Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions
Amounts due from related parties (i)	¥ 4,250,155	$ 666,942	¥ 4,240,069
Amounts due to related parties	1,963,007	308,039	3,385,863
Tencent Group
Related Party Transactions
Amounts due from related parties (i)	2,803,265	439,893	3,177,536
Amounts due to related parties	1,916,482	300,738	3,370,928
Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from related parties (i)	697,632	109,474	697,632
Shanghai Fufeitong
Related Party Transactions
Amounts due from related parties (i)	748,875	117,515	364,517
Amounts due to related parties	¥ 46,525	$ 7,301	¥ 14,935